Equity Method Investments	12 Months Ended
Dec. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
EQUITY METHOD INVESTMENTS
Bison Drilling and Field Services LLC
On November 15, 2010, the Company formed a wholly owned subsidiary, Bison Drilling and Field Services LLC (“Bison”), formerly known as Windsor Drilling LLC. In addition, on March 2, 2010, the Company formed a wholly owned subsidiary, West Texas Field Services LLC, which, on January 1, 2011, contributed all of its assets and liabilities to Bison and West Texas Field Services LLC was subsequently dissolved on June 12, 2012. Bison owns and operates drilling rigs and various oil and natural gas well servicing equipment.
Beginning on March 31, 2011, various related party investors contributed capital to Bison diluting the Company’s ownership interest. As of June 15, 2012, the Company distributed its remaining 22% interest in Bison to an entity which is controlled and managed by Wexford. As the transaction was between entities under common control, the Company recognized the distribution of $6,437 as an equity transaction. Bison continues to be a related party with the Company.
Muskie Holdings LLC
During 2011, the Company paid approximately $4,200 for land and various other capital items related to the land. On October 7, 2011, the Company contributed these assets to a newly formed entity, Muskie Holdings LLC (“Muskie”), a Delaware limited liability company now known as Muskie Proppant LLC, for a 48.6% equity interest. Through additional contributions to Muskie from a related party and various Wexford portfolio companies, the Company’s interest in Muskie decreased to 33% as of June 15, 2012. Muskie generated a loss during the period from January 1, 2012 through June 15, 2012 and the Company recorded its share of this loss.
As of June 15, 2012, the Company distributed its remaining interest in Muskie to an entity which is controlled and managed by Wexford. As the transaction was between entities under common control, the Company recognized the distribution of $4,067 as an equity transaction. Muskie continues to be a related party with the Company.